Taxation - Disclosure of Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of changes in deferred tax liability (asset)
Balance at beginning of year	$ 130	$ 164
Credit per income statement	(34)	(73)
Tax directly charged to other comprehensive income	(15)	21
Moab Khotsong acquisition	7	0
Translation	(5)	18
Balance at end of year	$ 83	$ 130